Commitments (Details 1) (USD $) In Millions, unless otherwise specified	May 31, 2014
Schedule of Purchase Commitments [Line Items]
2015	$ 2,344
2016	1,522
2017	1,079
2018	1,426
2019	878
Thereafter	4,599
Total	11,848
Aircraft And Related Equipment Commitments [Member]
Schedule of Purchase Commitments [Line Items]
2015	1,147
2016	1,248
2017	956
2018	1,368
2019	859
Thereafter	4,498
Total	10,076
Other
Schedule of Purchase Commitments [Line Items]
2015	1,197	[1]
2016	274	[1]
2017	123	[1]
2018	58	[1]
2019	19	[1]
Thereafter	101	[1]
Total	$ 1,772	[1]

[1]	Primarily equipment, advertising contracts and in 2015, approximately $580 million of quarterly contributions to our U.S. Pension Plans.